Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Expenses [Abstract]
Schedule of Accrued Expenses

	December 31, 2016	December 31, 2015
Accrued voyage expenses	$1,369	$485
Accrued loan interest	8,800	9,026
Accrued legal and professional fees	878	291
Total accrued expenses	$11,047	$9,802